INSURANCE (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Assets
INSURANCE
Amount covered under insurance contracts	R$ 102,494,125	R$ 90,811,112
Business Interruption
INSURANCE
Amount covered under insurance contracts	21,255,334	12,083,903
Civil Liability
INSURANCE
Amount covered under insurance contracts	R$ 751,349	R$ 803,592